Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Current assets
Cash and cash equivalents	$ 94,048,036	$ 3,349,289	$ 95,492,477
Financial assets at fair value through profit or loss, current	1,216,634	43,327	722,794
Contract assets, current	257,841	9,182	214,243
Notes receivable			98
Accounts receivable, net	27,094,355	964,899	25,514,883
Accounts receivable-related parties, net	178,918	6,372	289,945
Other receivables	1,668,874	59,433	654,466
Current tax assets	37,598	1,339	26,220
Inventories, net	22,552,486	803,151	21,714,802
Other current assets	17,251,169	614,358	9,203,393
Total current assets	164,305,911	5,851,350	153,833,321
Non-current assets
Financial assets at fair value through profit or loss, noncurrent	14,826,087	527,995	13,298,679
Financial assets at fair value through other comprehensive income, noncurrent	10,526,144	374,863	14,723,232
Investments accounted for under the equity method	20,330,138	724,008	9,564,517
Property, plant and equipment	132,774,663	4,728,442	150,374,096
Right-of-use assets	7,748,042	275,927	8,291,517
Intangible assets	4,877,913	173,715	5,198,247
Deferred tax assets	6,665,976	237,392	7,563,357
Prepayment for equipment	586,333	20,881	217,906
Refundable deposits	2,310,961	82,299	2,600,733
Other noncurrent assets	1,501,933	53,488	596,088
Total non-current assets	202,148,190	7,199,010	212,428,372
Total assets	366,454,101	13,050,360	366,261,693
Current liabilities
Short-term loans	11,057,132	393,773	12,015,206
Financial liabilities at fair value through profit or loss, current	2,326	83
Contract liabilities, current	2,040,989	72,685	988,115
Notes and accounts payable	7,862,137	279,991	8,877,065
Other payables	17,877,736	636,671	15,325,954
Payables on equipment	5,448,921	194,050	3,031,184
Current tax liabilities	2,288,582	81,502	1,089,608
Lease liabilities, current	550,147	19,592	569,957
Current portion of long-term liabilities	26,985,078	961,007	24,795,600
Other current liabilities	5,368,095	191,171	6,262,604
Total current liabilities	79,481,143	2,830,525	72,955,293
Non-current liabilities
Contract liabilities, noncurrent	456,480	16,256	482,080
Bonds payable	16,690,474	594,390	18,687,591
Long-term loans	8,080,938	287,783	29,200,299
Deferred tax liabilities	1,965,108	69,982	2,221,230
Lease liabilities, noncurrent	5,026,717	179,014	5,461,068
Net defined benefit liabilities, noncurrent	4,162,654	148,243	4,025,373
Guarantee deposits	235,199	8,376	196,110
Other noncurrent liabilities	27,215,826	969,225	30,118,734
Total non-current liabilities	63,833,396	2,273,269	90,392,485
Total liabilities	143,314,539	5,103,794	163,347,778
Capital
Common stock - NT$10 par value Authorized: 26,000,000 thousand shares Issued: 11,724,319 thousand shares as of December 31, 2019 Issued: 12,422,402 thousand shares as of December 31, 2020	124,224,015	4,423,932	117,243,187
Capital collected in advance			332,611
Additional paid-in capital
Premiums	36,809,962	1,310,896	34,404,110
Treasury stock transactions	4,663,538	166,080	3,888,150
Transactions with noncontrolling interests	479,236	17,067	587,627
Share-based payment	2,259,170	80,455	214,455
Stock options - conversion right			1,476,405
Other	241,081	8,586	13,211
Retained earnings
Legal reserve	12,536,526	446,457	11,572,579
Special reserve	11,022,314	392,533	14,513,940
Unappropriated earnings	53,429,442	1,902,758	37,874,428
Other components of equity
Exchange differences on translation of foreign operations	(11,877,253)	(422,979)	(8,936,550)
Unrealized gains or losses on financial assets measured at fair value through other comprehensive income	1,327,344	47,270	(2,266,311)
Unearned employee compensation	(3,667,395)	(130,605)
Treasury stock	(8,421,774)	(299,921)	(8,413,992)
Total equity attributable to the parent company	223,026,206	7,942,529	202,503,850
Non-controlling interests	113,356	4,037	410,065
Total equity	223,139,562	7,946,566	202,913,915
Total liabilities and equity	$ 366,454,101	$ 13,050,360	$ 366,261,693